DISCONTINUED OPERATIONS (Summary of Assets and Liabilities from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 30	$ 126
Accounts receivable, net	104	302
Prepaid expenses and other current assets		56
Total current assets from discontinued operations	134	484
CURRENT LIABILITIES:
Accounts payable	97	104
Accrued expenses and other current liabilities	5	360
Total current liabilities from discontinued operations	$ 102	$ 464